26 Accounts Payable Related to Concessions (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Payable Related To Concessions [Abstract]
Schedule of concession charges for use of public property
					Discount	Annual
	Company	Grant	Signature	Closing	rate	Adjustment	12.31.2020	12.31.2019
HPP Mauá	Copel GeT	06.29.2007	07.03.2007	07.2042	5.65% p.y.	IPCA	17,213	16,890
HPP Colider	Copel GeT	12.29.2010	01.17.2011	01.2046	7.74% p.y.	IPCA	25,075	24,353
HPP Baixo Iguaçu	Copel GeT	07.19.2012	08.20.2012	01.2047	7.74% p.y.	IPCA	7,841	7,588
HPP Guaricana	Copel GeT	03.03.2020	03.03.2020	03.2025	7.74% p.y.	IPCA	3,299	-
HPP Fundão e HPP Santa Clara	Elejor	10.23.2001	10.25.2001	10.2036	11.00% p.y.	IGPM	678,436	563,756
							731,864	612,587
						Current	88,951	73,032
						Noncurrent	642,913	539,555

Schedule of changes in accounts payable related to concessions
26.1	Changes in accounts payable related to concessions

Balance as of January 1, 2019	584,163
Adjust to present value	(668)
Monetary variations	99,661
Payments	(70,569)
Balance as of December 31, 2019	612,587
Additions	3,682
Adjust to present value	(1,112)
Monetary variations	191,638
Payments	(74,931)
Balance as of December 31, 2020	731,864

Schedule of nominal and present value of accounts payable related to concessions
26.2	Nominal value and present value of accounts payable related to concession

	Nominal value	Present value
2021	87,432	88,951
2022	87,432	78,757
2023	87,432	71,101
2024	87,432	64,195
After 2024	1,155,565	428,860
	1,505,293	731,864